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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: December 31, 2010


Check here if Amendment [ ] Amendment Number : _________

This Amendment (Check only one.): [ ] is a restatement

                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Centaur Capital Partners, L.P.
Address: 1460 Main Street, Ste 234
         Southlake, TX 76092

Form 13F File Number: 28-13305

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Malcolm E. Ashton
Title: Managing Partner
Phone: 817-488-9632

Signature, Place, and Date of Signing:


/s/ Malcolm E. Ashton                      Southlake, TX       February 14, 2011
-------------------------------------   --------------------   -----------------
(Signature)                                (City, State)             (Date)

Report Type ( Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

1   28-12232   T2 Partners Management, L.P.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0
Form 13F Information Table Entry Total:     35
Form 13F Information Table Value Total: 98,276 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                           FORM 13F INFORMATION TABLE

         COLUMN 1                 COLUMN 2     COLUMN 3 COLUMN 4       COLUMN 5      COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- ---------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                                                                        VOTING AUTHORITY
                                  TITLE OF                VALUE    SHRS OR SH/ PUT/ INVESTMENT  OTHER   ---------------------
        NAME OF ISSUER             CLASS        CUSIP    (X1000)   PRN AMT PRN CALL DISCRETION MANAGERS    SOLE   SHARED NONE
---------------------------- ---------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ALLEGHANY CORP DEL           COM              017175100    1,930     6,300 SH  N/A     SOLE        0        6,300     0     0
AMERICAN DEFENSE SYS INC     COM              025351107       44   258,375 SH  N/A     SOLE        0      258,375     0     0
AMERICAN EAGLE OUTFITTERS NE COM              02553E106    2,341   160,000 SH  N/A     SOLE        0      160,000     0     0
ARTIO GLOBAL INVS INC        COM CL A         04315B107    2,213   150,000 SH  N/A     SOLE        0      150,000     0     0
ASPEN INSURANCE HOLDINGS LTD SHS              G05384105    3,578   125,000 SH  CALL    SOLE        0      N/A       N/A   N/A
BEST BUY INC                 COM              086516101    3,000    87,500 SH  N/A     SOLE        0       87,500     0     0
BIGLARI HLDGS INC            COM              08986R101    2,486     6,061 SH  N/A     SOLE        0        6,061     0     0
BLUE COAT SYSTEMS INC        COM NEW          09534T508    2,091    70,000 SH  N/A     SOLE        0       70,000     0     0
CALAMOS ASSET MGMT INC       CL A             12811R104    4,214   301,000 SH  N/A     SOLE        0      301,000     0     0
CAPITAL SOUTHWEST CORP       COM              140501107    2,771    26,698 SH  N/A     SOLE        0       26,698     0     0
CISCO SYS INC                COM              17275R102    2,529   125,000 SH  N/A     SOLE        0      125,000     0     0
CISCO SYS INC                COM              17275R102    5,462   270,000 SH  CALL    SOLE        0      N/A       N/A   N/A
CURRENCYSHS JAPANESE YEN TR  JAPANESE YEN     23130A102   11,067    90,900 SH  PUT     SOLE        0       90,900     0     0
E M C CORP MASS              COM              268648102    2,748   120,000 SH  N/A     SOLE        0      120,000     0     0
E M C CORP MASS              COM              268648102    3,435   150,000 SH  CALL    SOLE        0      N/A       N/A   N/A
EBAY INC                     COM              278642103    1,558    56,000 SH  N/A     SOLE        0       56,000     0     0
FOOT LOCKER INC              COM              344849104    1,864    95,000 SH  N/A     SOLE        0       95,000     0     0
GAMESTOP CORP NEW            CL A             36467W109    2,860   125,000 SH  CALL    SOLE        0      N/A       N/A   N/A
GRAVITY CO LTD               SPONSORED ADR    38911N107      898   525,000 SH  N/A     SOLE        0      525,000     0     0
GREEN MTN COFFEE ROASTERS IN COM              393122106      986    30,000 SH  PUT     SOLE        0       30,000     0     0
HIMAX TECHNOLOGIES INC       SPONSORED ADR    43289P106    2,832 1,200,000 SH  N/A     SOLE        0    1,200,000     0     0
LABORATORY CORP AMER HLDGS   COM NEW          50540R409    5,662    64,400 SH  N/A     SOLE        0       64,400     0     0
MADISON SQUARE GARDEN INC    CL A             55826P100    2,893   112,200 SH  N/A     SOLE        0      112,200     0     0
MAXYGEN INC                  COM              577776107    1,229   312,731 SH  N/A     SOLE        0      312,731     0     0
MICROSOFT CORP               COM              594918104    2,791   100,000 SH  CALL    SOLE        0      N/A       N/A   N/A
MIND C T I LTD               ORD              M70240102      910   364,137 SH  N/A     SOLE        0      364,137     0     0
MVC CAPITAL INC              COM              553829102    2,981   204,200 SH  N/A     SOLE        0      204,200     0     0
NETFLIX INC                  COM              64110L106    1,669     9,500 SH  PUT     SOLE        0        9,500     0     0
NORTHROP GRUMMAN CORP        COM              666807102    2,915    45,000 SH  N/A     SOLE        0       45,000     0     0
PETSMART INC                 COM              716768106    1,394    35,000 SH  N/A     SOLE        0       35,000     0     0
SPDR SERIES TRUST            KBW REGN BK ETF  78464A698    5,700   220,000 SH  PUT     SOLE        0      220,000     0     0
TELULAR CORP                 COM NEW          87970T208      632    94,400 SH  N/A     SOLE        0       94,400     0     0
TERRA NOVA RTY CORP          COM              88102D103    3,669   469,839 SH  N/A     SOLE        0      469,839     0     0
VODAFONE GROUP PLC NEW       SPONS ADR NEW    92857W209    2,908   110,000 SH  N/A     SOLE        0      110,000     0     0
VONAGE HLDGS CORP            COM              92886T201    2,016   900,000 SH  N/A     SOLE        0      900,000     0     0
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